UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number_______811-01597_________________________

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:_ 800-262-6631__________________

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,500	$222,040
Honeywell International, Inc.	6,970	404,608
L-3 Communications Holdings, Inc.	6,730	477,090
Lockheed Martin Corp.	5,240	467,775
Northrop Grumman Corp.	8,250	546,150
Precision Castparts Corp.	1,295	201,450
Raytheon Co.	3,610	200,283
Rockwell Collins, Inc.	1,360	68,775
The Boeing Co.	7,038	520,178
United Technologies Corp.	8,240	613,386
		3,721,735

AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.	4,630	244,695
Expeditors International of Washington, Inc.	1,600	56,912
FedEx Corp.	2,820	254,646
United Parcel Service, Inc., Class B	11,160	843,808
		1,400,061

AIRLINES (0.2%)
Southwest Airlines Co.	40,010	367,692

AUTO COMPONENTS (0.5%)
BorgWarner, Inc.(a)	720	48,312
Goodyear Tire & Rubber Co.(a)	10,940	125,263
Johnson Controls, Inc.	10,370	255,620
O'Reilly Automotive, Inc.(a)	5,520	473,285
		902,480

AUTOMOBILES (0.4%)
Ford Motor Co.	55,980	517,255
Harley-Davidson, Inc.	2,060	89,054
		606,309

BEVERAGES (2.4%)
Coca-Cola Co.	24,380	1,969,904
Coca-Cola Enterprises, Inc.	4,510	132,233
Dr Pepper Snapple Group, Inc.	2,900	132,182
Monster Beverage Corp.(a)	6,680	444,019
PepsiCo, Inc.	19,331	1,405,944
		4,084,282

BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals, Inc.(a)	7,420	777,987
Amgen, Inc.	11,520	951,552
Biogen Idec, Inc.(a)	5,480	799,148
Celgene Corp.(a)	9,890	677,069
Gilead Sciences, Inc.(a)	14,730	800,281
PerkinElmer, Inc.	6,970	178,084
		4,184,121

BUILDING PRODUCTS (0.0%)
Masco Corp.	3,810	45,834

CAPITAL MARKETS (2.5%)
Ameriprise Financial, Inc.	6,026	311,665
Bank of New York Mellon Corp.	23,431	498,612
BlackRock, Inc.	2,468	420,202
Charles Schwab Corp.	8,460	106,850
E*TRADE Financial Corp.(a)	32,938	251,317
Federated Investors, Inc., Class B	1,180	23,730
Franklin Resources, Inc.	3,570	410,371
Goldman Sachs Group, Inc.	8,205	827,884
Legg Mason, Inc.	10,110	247,897
Morgan Stanley	42,180	576,179
Northern Trust Corp.	2,190	99,426
State Street Corp.	4,317	174,320
T. Rowe Price Group, Inc.	4,630	281,273
		4,229,726

CHEMICALS (2.3%)
Air Products & Chemicals, Inc.	1,940	156,034
Airgas, Inc.	750	59,490
CF Industries Holdings, Inc.	1,797	351,781
Dow Chemical Co.	14,810	426,232
E.I. du Pont de Nemours & Co.	8,910	442,827
Ecolab, Inc.	6,190	405,136
FMC Corp.	5,580	305,226
International Flavors & Fragrances, Inc.	4,880	272,011
Monsanto Co.	6,150	526,563
PPG Industries, Inc.	3,640	398,434
Praxair, Inc.	4,240	439,942
The Mosaic Co.	2,520	146,437
		3,930,113

COMMERCIAL BANKS (3.1%)
BB&T Corp.	11,990	376,126
Comerica, Inc.	7,650	231,107
Fifth Third Bancorp	20,900	288,838
First Horizon National Corp.	13,172	108,406
Huntington Bancshares, Inc.	25,160	156,369
KeyCorp	36,480	291,110
M&T Bank Corp.	1,580	135,627
PNC Financial Services Group, Inc.	8,294	490,175
Regions Financial Corp.	47,872	333,189
SunTrust Banks, Inc.	20,050	474,183
U.S. Bancorp	16,830	563,805
Wells Fargo & Co.	48,758	1,648,508
Zions Bancorp	1,310	23,842
		5,121,285

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Avery Dennison Corp.	10,730	330,377
Cintas Corp.	1,360	53,897
Equifax, Inc.	1,670	78,223
Iron Mountain, Inc.	2,110	67,963
Leucadia National Corp.	10,080	218,534
Moody's Corp.	2,130	86,329
Pitney Bowes, Inc.	3,170	42,351
R.R. Donnelley & Sons Co.	26,550	321,786
Republic Services, Inc., Class A	3,796	109,818
Robert Half International, Inc.	1,250	33,762
SAIC, Inc.	23,940	276,986
Stericycle, Inc.(a)	5,050	468,892
The Dun & Bradstreet Corp.	3,030	242,976
Total System Services, Inc.	3,041	71,920
Visa, Inc., Class A	8,230	1,062,246
Waste Management, Inc.	5,980	205,712
		3,671,772

COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems, Inc.	46,870	747,577
Corning, Inc.	21,720	247,825
F5 Networks, Inc.(a)	3,640	339,903
Harris Corp.	5,040	209,916
JDS Uniphase Corp.(a)	2,130	20,959
Juniper Networks, Inc.(a)	4,640	81,339

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
QUALCOMM, Inc.	18,030	$1,076,031
		2,723,550

COMPUTERS & PERIPHERALS (6.0%)
Apple Computer, Inc.(a)	8,616	5,262,308
Dell, Inc.(a)	21,500	255,420
EMC Corp.(a)	18,290	479,381
Hewlett-Packard Co.	26,310	479,895
International Business Machines Corp.	10,620	2,081,308
Lexmark International, Inc., Class A	5,600	97,944
NetApp, Inc.(a)	8,770	286,516
SanDisk Corp.(a)	7,500	308,475
Seagate Technology PLC	2,610	78,352
Teradata Corp.(a)	5,220	352,976
Western Digital Corp.(a)	8,660	344,408
		10,026,983

CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	65,446
Quanta Services, Inc.(a)	1,660	38,163
		103,609

CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	903	34,982

CONSUMER FINANCE (0.9%)
American Express Co.	8,750	504,963
Capital One Financial Corp.	11,978	676,637
Discover Financial Services	5,180	186,273
SLM Corp.	13,470	215,385
		1,583,258

CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,870	77,717
Bemis Co., Inc.	4,720	145,140
Owens-Illinois, Inc.(a)	10,200	188,190
Sealed Air Corp.	13,820	223,884
		634,931

DISTRIBUTORS (0.1%)
Expedia, Inc.	1,045	59,554
Genuine Parts Co.	1,420	90,923
		150,477

DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc., Class A(a)	8,360	227,392
DeVry, Inc.	9,720	190,804
H&R Block, Inc.	3,150	50,809
		469,005

DIVERSIFIED FINANCIAL SERVICES (3.3%)
Bank of America Corp.	148,109	1,087,120
Citigroup, Inc.	40,770	1,106,090
CME Group, Inc.	5,615	292,598
IntercontinentalExchange, Inc.(a)	3,590	471,080
Invesco Ltd.	4,390	97,151
JP Morgan Chase & Co.	41,754	1,503,144
MasterCard, Inc., Class A	1,637	714,665
NYSE Euronext	6,530	166,384
The NASDAQ OMX Group, Inc.	6,920	157,084
		5,595,316

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	53,057	2,011,921
CenturyLink, Inc.	8,834	366,964
Frontier Communications Corp.	24,020	94,158
Verizon Communications, Inc.	26,190	1,182,217
Windstream Corp.	7,334	73,047
		3,728,307

ELECTRIC UTILITIES (1.7%)
American Electric Power Co., Inc.	5,770	243,725
Duke Energy Corp.	8,114	549,967
Edison International	8,110	374,520
Entergy Corp.	1,650	119,906
Exelon Corp.	8,919	348,911
FirstEnergy Corp.	4,839	243,015
Northeast Utilities	2,840	113,259
Pepco Holdings, Inc.	15,060	300,598
Pinnacle West Capital Corp.	1,410	75,491
PPL Corp.	5,760	166,464
Southern Co.	8,170	393,385
		2,929,241

ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries PLC	1,240	89,131
Emerson Electric Co.	6,250	298,562
Rockwell Automation, Inc.	3,070	206,795
Roper Industries, Inc.	2,370	235,697
		830,185

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.	3,510	134,398
Amphenol Corp., Class A	5,300	312,064
FLIR Systems, Inc.	1,590	32,515
Jabil Circuit, Inc.	19,950	432,915
Molex, Inc.	1,180	29,642
Stanely Black & Decker, Inc.	1,362	91,104
TE Connectivity Ltd.	3,540	116,855
Waters Corp.(a)	3,620	280,478
		1,429,971

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes, Inc.	3,459	160,221
Cameron International Corp.(a)	5,130	257,885
Diamond Offshore Drilling, Inc.	4,160	272,147
First Solar, Inc.(a)	9,790	152,137
FMC Technologies, Inc.(a)	2,270	102,422
Halliburton Co.	8,000	265,040
Helmerich & Payne, Inc.	3,680	171,120
Nabors Industries Ltd.(a)	7,950	110,028
National-Oilwell Varco, Inc.	3,396	245,531
NextEra Energy, Inc.	4,440	314,796
Rowan Companies PLC, Class A(a)	1,340	47,074
Schlumberger Ltd.	12,499	890,679
		2,989,080

FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.	3,970	381,835
CVS Corp.	17,005	769,476
Safeway, Inc.	24,140	375,377
SYSCO Corp.	11,440	336,222
The Kroger Co.	20,640	457,589
Wal-Mart Stores, Inc.	15,040	1,119,427
Walgreen Co.	13,710	498,495
Whole Foods Market, Inc.	1,430	131,245
		4,069,666

FOOD PRODUCTS (2.7%)
Archer-Daniels-Midland Co.	24,520	639,727
Campbell Soup Co.	3,660	121,183
ConAgra Foods, Inc.	6,650	164,188
Dean Foods Co.(a)	43,440	537,353
General Mills, Inc.	7,800	301,860

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
H.J. Heinz Co.	4,690	$258,935
Hormel Foods Corp.	3,240	90,428
J.M. Smucker Co.	1,210	92,928
Kellogg Co.	6,310	300,987
Kraft Foods, Inc., Class A	17,600	698,896
McCormick & Co., Inc.	2,410	146,721
Mead Johnson Nutrition Co., Class A	4,360	318,106
The Hershey Co.	5,490	393,852
Tyson Foods, Inc., Class A	27,470	412,325
		4,477,489

GAS UTILITIES (0.3%)
AGL Resources, Inc.	2,359	95,540
ONEOK, Inc.	2,040	90,800
Spectra Energy Corp.	8,563	262,798
		449,138

HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Baxter International, Inc.	9,790	572,813
Boston Scientific Corp.(a)	24,987	129,183
C.R. Bard, Inc.	4,420	429,889
CareFusion Corp.(a)	4,610	112,530
Covidien PLC	5,180	289,458
DENTSPLY International, Inc.	2,960	107,566
Edwards Lifesciences Corp.(a)	4,780	483,736
Hospira, Inc.(a)	2,090	72,628
Intuitive Surgical, Inc.(a)	1,186	571,059
Medtronic, Inc.	11,310	445,840
St. Jude Medical, Inc.	8,490	317,187
Stryker Corp.	7,560	393,347
Varian Medical Systems, Inc.(a)	5,090	277,812
Zimmer Holdings, Inc.	5,760	339,437
		4,542,485

HEALTH CARE PROVIDERS & SERVICES (3.4%)
Aetna, Inc.	4,540	163,712
AmerisourceBergen Corp.	12,650	502,205
Cardinal Health, Inc.	13,040	561,894
CIGNA Corp.	7,770	312,976
Coventry Health Care, Inc.	12,936	431,157
DaVita, Inc.(a)	4,080	401,554
Express Scripts Holding Co.(a)	14,091	816,433
Humana, Inc.	2,020	124,432
Laboratory Corp. of America Holdings(a)	4,550	382,609
McKesson Corp.	6,540	593,374
Patterson Cos., Inc.	3,290	112,189
Quest Diagnostics, Inc.	5,450	318,443
UnitedHealth Group, Inc.	15,314	782,392
WellPoint, Inc.	3,740	199,305
		5,702,675

HOTELS, RESTAURANTS & LEISURE (1.6%)
Chipotle Mexican Grill, Inc.(a)	1,304	381,198
Darden Restaurants, Inc.	1,530	78,305
Marriott International, Inc., Class A	3,144	114,505
McDonald's Corp.	10,790	964,195
Starbucks Corp.	9,350	423,368
Starwood Hotels & Resorts Worldwide, Inc.	1,800	97,470
Wyndham Worldwide Corp.	1,740	90,567
YUM! Brands, Inc.	7,780	504,455
		2,654,063

HOUSEHOLD DURABLES (0.8%)
D. R. Horton, Inc.	2,616	46,120
Harman International Industries, Inc.	524	21,143
Jacobs Engineering Group, Inc.(a)	5,110	197,093
Leggett & Platt, Inc.	1,820	42,188
Lennar Corp., Class A	1,240	36,220
Newell Rubbermaid, Inc.	3,770	66,540
Pulte Group, Inc.(a)	3,115	35,200
Snap-on, Inc.	330	22,367
Whirlpool Corp.	13,123	886,590
		1,353,461

HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	1,640	119,244
Colgate-Palmolive Co.	6,850	735,416
Kimberly-Clark Corp.	7,190	624,883
Procter & Gamble Co.	24,611	1,588,394
		3,067,937

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
NRG Energy, Inc.	27,400	543,068
The AES Corp.(a)	8,240	99,374
		642,442

INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	7,214	658,133
Textron, Inc.	7,470	194,594
Tyco International Ltd.	4,670	256,570
		1,109,297

INSURANCE (6.1%)
ACE Ltd.	6,370	468,195
AFLAC, Inc.	9,610	420,726
American International Group, Inc.(a)	37,574	1,174,939
Aon PLC	2,990	147,108
Assurant, Inc.	9,560	346,168
Berkshire Hathaway, Inc., Class B(a)	15,050	1,276,842
Chubb Corp.	3,230	234,789
Cincinnati Financial Corp.	7,642	289,173
Genworth Financial, Inc., Class A(a)	88,190	444,478
Hartford Financial Services Group, Inc.	38,250	629,212
Lincoln National Corp.	26,676	534,854
Loews Corp.	9,460	374,521
Marsh & McLennan Cos., Inc.	5,410	179,666
MetLife, Inc.	24,560	755,711
Principal Financial Group, Inc.	13,530	346,233
Progressive Corp.	7,470	147,458
Prudential Financial, Inc.	13,335	643,814
The Allstate Corp.	19,530	669,879
The Travelers Cos., Inc.	3,940	246,841
Torchmark Corp.	4,475	222,631
Unum Group	18,630	351,921
XL Group PLC	19,510	402,881
		10,308,040

INTERNET & CATALOG RETAIL (0.2%)
Netflix, Inc.(a)	5,518	313,698
TripAdvisor, Inc.(a)	1,045	39,094
		352,792

INTERNET SOFTWARE & SERVICES (2.7%)
Akamai Technologies, Inc.(a)	6,400	225,152
Amazon.com, Inc.(a)	4,723	1,101,876
Google, Inc., Class A(a)	2,678	1,695,094
Priceline.com, Inc.(a)	1,141	755,045
Salesforce.com, Inc.(a)	3,880	482,517
VeriSign, Inc.(a)	1,930	85,731
Yahoo!, Inc.(a)	10,180	161,251
		4,506,666

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
IT SERVICES (1.8%)
Accenture PLC, Class A	5,650	$340,695
Automatic Data Processing, Inc.	8,360	472,758
Cerner Corp.(a)	4,380	323,770
Cognizant Technology Solutions Corp., Class A(a)	7,470	424,072
Computer Sciences Corp.	30,570	752,633
Fidelity National Information Services, Inc.	2,836	89,164
Fiserv, Inc.(a)	4,610	323,299
Paychex, Inc.	4,290	140,240
Western Union Co.	6,350	110,681
		2,977,312

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	1,230	44,059
Mattel, Inc.	3,770	132,591
		176,650

LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.	3,770	209,876

MACHINERY (1.6%)
Caterpillar, Inc.	5,640	474,945
Cummins, Inc.	1,460	140,014
Danaher Corp.	6,010	317,388
Deere & Co.	5,812	446,478
Dover Corp.	1,400	76,258
Eaton Corp.	2,910	127,574
Flowserve Corp.	440	52,791
Illinois Tool Works, Inc.	4,520	245,617
Ingersoll-Rand PLC	6,600	279,906
Joy Global, Inc.	2,050	106,477
PACCAR, Inc.	3,125	125,031
Pall Corp.	3,910	208,833
Parker Hannifin Corp.	1,265	101,605
Xylem, Inc.	1,490	35,730
		2,738,647

MARINE (0.1%)
Carnival Corp.	5,240	174,387

MEDIA (2.4%)
Cablevision Systems Corp., Class A	4,780	73,325
CBS Corp., Class B	7,150	239,239
DIRECTV, Class A(a)	12,850	638,131
Discovery Communications, Inc., Class A(a)	10,510	532,121
Gannett Co., Inc.	24,860	350,775
Interpublic Group of Cos., Inc.	5,480	54,088
McGraw Hill Cos., Inc.	3,130	146,985
Omnicom Group, Inc.	3,040	152,547
Scripps Networks Interactive, Class A	7,930	427,030
The Walt Disney Co.	16,730	822,112
The Washington Post Co., Class B	866	293,141
Time Warner Cable, Inc.	3,390	287,913
		4,017,407

METALS & MINING (1.0%)
Alcoa, Inc.	40,860	346,084
Allegheny Technologies, Inc.	730	21,922
Cliffs Natural Resources, Inc.	4,770	195,045
Freeport-McMoRan Copper & Gold, Inc., Class B	8,168	275,017
Newmont Mining Corp.	10,720	476,718
Nucor Corp.	2,720	106,624
Titanium Metals Corp.	730	8,512
United States Steel Corp.	10,520	217,238
		1,647,160

MULTI-UTILITIES (1.6%)
Ameren Corp.	3,850	131,708
CenterPoint Energy, Inc.	7,160	150,790
CMS Energy Corp.	5,180	127,739
Consolidated Edison, Inc.	3,410	219,945
Dominion Resources, Inc.	5,964	323,905
DTE Energy Co.	4,540	278,620
Integrys Energy Group, Inc.	3,898	235,985
NiSource, Inc.	5,230	133,836
PG&E Corp.	4,070	187,871
Public Service Enterprise Group, Inc.	5,236	174,045
SCANA Corp.	2,350	115,549
Sempra Energy	2,820	198,556
TECO Energy, Inc.	4,460	81,127
Wisconsin Energy Corp.	2,190	89,221
Xcel Energy, Inc.	6,470	189,571
		2,638,468

MULTILINE RETAIL (1.0%)
Big Lots, Inc.(a)	530	21,470
Family Dollar Stores, Inc.	5,700	376,656
J.C. Penney Co., Inc.	8,300	186,833
Kohl's Corp.	2,230	110,876
Macy's, Inc.	3,772	135,188
Nordstrom, Inc.	1,570	85,000
Sears Holdings Corp.(a)	9,410	465,701
Target Corp.	6,050	366,933
		1,748,657

OFFICE ELECTRONICS (0.2%)
Xerox Corp.	45,105	312,578

OIL, GAS & CONSUMABLE FUELS (8.3%)
Alpha Natural Resources, Inc.(a)	7,630	53,486
Anadarko Petroleum Corp.	4,110	285,398
Apache Corp.	3,290	283,335
Cabot Oil & Gas Corp., Class A	4,580	193,230
Chesapeake Energy Corp.	5,780	108,780
Chevron Corp.	16,529	1,811,248
ConocoPhillips	14,509	789,870
CONSOL Energy, Inc.	1,890	54,772
Denbury Resources, Inc.(a)	3,380	51,106
Devon Energy Corp.	3,150	186,228
EOG Resources, Inc.	4,140	405,761
EQT Corp.	1,220	68,808
Exxon Mobil Corp.	38,140	3,312,459
Hess Corp.	6,610	311,728
Kinder Morgan, Inc.	3,810	136,436
Marathon Oil Corp.	25,500	674,985
Marathon Petroleum Corp.	14,760	698,148
Murphy Oil Corp.	5,940	318,740
Newfield Exploration Co.(a)	1,030	31,446
Noble Corp.	2,180	80,660
Noble Energy, Inc.	1,420	124,151
Occidental Petroleum Corp.	6,702	583,275
Peabody Energy Corp.	8,410	175,601
Phillips 66	8,069	303,394
Pioneer Natural Resources Co.	2,680	237,528
QEP Resources, Inc.	1,410	42,342
Range Resources Corp.	1,190	74,494
Southwestern Energy Co.(a)	10,170	338,153
Sunoco, Inc.	13,290	640,445
Tesoro Corp.(a)	19,090	527,839
Valero Energy Corp.	31,060	854,150

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
Williams Cos., Inc.	5,500	$174,845
WPX Energy, Inc.(a)	1,833	29,236
		13,962,077

PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.	9,700	318,257
MeadWestvaco Corp.	2,280	64,752
Weyerhaeuser Co.	10,731	250,569
		633,578

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	5,290	81,942
The Estee Lauder Cos., Inc., Class A	4,780	250,377
		332,319

PHARMACEUTICALS (2.4%)
Abbott Laboratories	22,030	1,460,809
Allergan, Inc.	5,960	489,137
Eli Lilly & Co.	13,050	574,592
Forest Laboratories, Inc.(a)	4,720	158,356
Mylan Laboratories, Inc.(a)	22,630	521,169
Perrigo Co.	4,310	491,426
Watson Pharmaceuticals, Inc.(a)	4,420	344,009
		4,039,498

REAL ESTATE INVESTMENT TRUST (1.8%)
American Tower Corp.	8,310	600,896
Apartment Investment & Management Co., Class A	1,349	37,003
AvalonBay Communities, Inc.	891	131,057
Boston Properties, Inc.	1,590	176,331
CBRE Group, Inc.(a)	2,700	42,066
Equity Residential	2,740	173,469
HCP, Inc.	3,740	176,565
Health Care REIT, Inc.	1,960	121,971
Host Hotels & Resorts, Inc.	6,283	92,234
Kimco Realty Corp.	4,510	87,900
Plum Creek Timber Co., Inc.	1,510	61,291
Prologis, Inc.	3,572	115,483
Public Storage, Inc.	1,307	194,678
Simon Property Group, Inc.	3,095	496,717
Ventas, Inc.	5,180	348,355
Vornado Realty Trust	1,795	149,883
		3,005,899

ROAD & RAIL (0.7%)
CSX Corp.	9,770	224,124
Norfolk Southern Corp.	2,740	202,897
Ryder System, Inc.	2,580	101,755
Union Pacific Corp.	5,920	725,851
		1,254,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices, Inc.(a)	6,980	28,339
Altera Corp.	10,550	373,997
Analog Devices, Inc.	2,830	110,596
Applied Materials, Inc.	12,470	135,798
Broadcom Corp., Class A	12,080	409,270
Intel Corp.	44,150	1,134,655
KLA-Tencor Corp.	6,620	337,024
Lam Research Corp.(a)	7,543	259,555
Linear Technology Corp.	2,470	79,658
LSI Logic Corp.(a)	6,630	45,747
Microchip Technology, Inc.	8,260	275,719
Micron Technology, Inc.(a)	57,150	354,902
NVIDIA Corp.(a)	4,905	66,414
Teradyne, Inc.(a)	1,870	27,508
Texas Instruments, Inc.	10,230	278,665
Xilinx, Inc.	7,230	234,252
		4,152,099

SOFTWARE (2.9%)
Adobe Systems, Inc.(a)	4,754	146,804
Autodesk, Inc.(a)	2,180	73,946
BMC Software, Inc.(a)	1,840	72,864
CA, Inc.	4,380	105,427
Citrix Systems, Inc.(a)	4,540	329,967
Intuit, Inc.	7,150	414,843
Microsoft Corp.	64,140	1,890,206
Oracle Corp.	40,711	1,229,472
Red Hat, Inc.(a)	8,240	442,158
Symantec Corp.(a)	8,122	127,921
		4,833,608

SPECIALTY RETAIL (3.3%)
Abercrombie & Fitch Co., Class A	660	22,308
AutoNation, Inc.(a)	3,630	143,131
AutoZone, Inc.(a)	1,370	514,065
Bed Bath & Beyond, Inc.(a)	5,480	334,006
Best Buy Co., Inc.	18,150	328,333
CarMax, Inc.(a)	1,970	54,825
Dollar Tree, Inc.(a)	10,480	527,563
GameStop Corp., Class A	17,602	281,984
Gap, Inc.	3,920	115,601
Home Depot, Inc.	13,620	710,692
Limited Brands	2,440	116,022
Lowe's Cos., Inc.	10,990	278,816
Ross Stores, Inc.	9,360	621,878
Staples, Inc.	22,835	290,918
The Sherwin-Williams Co.	2,660	357,371
Tiffany & Co.	3,120	171,382
TJX Cos., Inc.	15,280	676,598
Urban Outfitters, Inc.(a)	1,070	32,689
		5,578,182

TEXTILES APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.	7,550	372,442
Fossil, Inc.(a)	3,180	227,974
NIKE, Inc., Class B	4,730	441,545
Ralph Lauren Corp.	1,870	269,916
VF Corp.	1,680	250,824
		1,562,701

THRIFTS & MORTGAGE FINANCE (0.3%)
Hudson City Bancorp, Inc.	72,010	457,263
People's United Financial, Inc.	6,930	79,418
		536,681

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,480	106,937
W.W. Grainger, Inc.	1,814	371,562
		478,499

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Crown Castle International Corp.(a)	8,460	523,505
MetroPCS Communications, Inc.(a)	21,870	191,581
Motorola Solutions, Inc.	2,591	125,249
Sprint Corp.(a)	126,662	552,246
		1,392,581
TOTAL COMMON STOCKS		167,133,947

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Large Cap Enhanced Index Fund

	Shares	Value
MONEY MARKET FUND (0.6%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	914,867	$914,867

TOTAL MONEY MARKET FUND		914,867
TOTAL INVESTMENTS (COST $149,629,675) 100.0%		168,048,814
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		19,902
NET ASSETS 100.0%		$168,068,716

(a) Represents non-income producing security.

(b) Variable rate security. Rate shown represents the rate as of July 31, 2012.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	4,400	$111,672

AIRLINES (0.3%)
Lan Airlines SA, Sponsored ADR	4,950	121,721
Ryanair Holdings PLC, Sponsored ADR(a)	4,390	129,329
		251,050

AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	3,460	138,469

AUTOMOBILES (2.6%)
Honda Motor Co., Ltd., Sponsored ADR	24,450	770,175
Toyota Motor Corp., Sponsored ADR	20,790	1,590,643
		2,360,818

CAPITAL MARKETS (1.5%)
Credit Suisse Group, Sponsored ADR	14,770	251,976
Deutsche Bank AG, Registered Shares	12,950	392,903
Nomura Holdings, Inc., Sponsored ADR	46,630	162,272
UBS AG, Registered Shares	52,013	551,338
		1,358,489

CHEMICALS (2.1%)
Agrium, Inc.	3,580	339,957
Potash Corp. of Saskatchewan, Inc.	12,995	573,859
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,660	339,204
Syngenta AG, Sponsored ADR	9,520	647,741
		1,900,761

COMMERCIAL BANKS (17.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	64,850	418,283
Banco Bradesco SA, Sponsored ADR	69,060	1,059,380
Banco de Chile, Sponsored ADR	2,245	191,813
Banco Santander Central Hispano SA, Sponsored ADR	123,540	736,298
Banco Santander Chile SA, Sponsored ADR	1,530	114,995
Bank of Montreal	12,550	718,111
Bank of Nova Scotia	19,780	1,032,318
Barclays PLC, Sponsored ADR	39,890	417,249
Canadian Imperial Bank of Commerce	8,240	601,932
Credicorp Ltd.	1,390	161,157
HDFC Bank Ltd., Sponsored ADR	9,820	332,996
HSBC Holdings PLC, Sponsored ADR	55,390	2,315,302
ICICI Bank Ltd., Sponsored ADR	6,340	219,491
Itau Unibanco Banco Multiplo SA, Sponsored ADR	79,227	1,252,579
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	257,503
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	197,670	960,676
Mizuho Financial Group, Inc., Sponsored ADR	150,980	511,822
National Bank of Greece SA, Sponsored ADR(a)	5,901	9,442
Royal Bank of Canada	23,610	1,207,179
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	62,047
Shinhan Financial Group Co., Ltd., Sponsored ADR	8,390	533,185
The Toronto - Dominion Bank	15,670	1,231,349
Westpac Banking Corp., Sponsored ADR	9,340	1,129,019
		15,474,126

COMMUNICATIONS EQUIPMENT (0.7%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	29,183
Nokia Oyj, Sponsored ADR	50,720	122,235
Research In Motion Ltd.(a)	5,460	39,039
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	415,510
		605,967

CONSTRUCTION MATERIALS (0.4%)
Cemex SA de CV, Sponsored ADR(a)	27,070	188,407
CRH PLC, Sponsored ADR	10,660	194,865
		383,272

CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	4,390	207,910

DIVERSIFIED CONSUMER SERVICES (1.1%)
Baidu, Inc., Sponsored ADR(a)	3,300	397,716
Reed Elsevier NV, Sponsored ADR	10,823	253,258
Reed Elsevier PLC, Sponsored ADR	9,537	321,302
		972,276

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Bancolombia SA, Sponsored ADR	4,110	254,162
ING Groep NV, Sponsored ADR(a)	48,550	319,459
KB Financial Group, Inc., Sponsored ADR	13,320	417,316
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	101,990	644,577
		1,635,514

DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
BCE, Inc.	22,435	954,385
BT Group PLC, Sponsored ADR	14,630	498,298
China Unicom Ltd., Sponsored ADR	13,055	190,733
France Telecom SA, Sponsored ADR	31,740	426,903
Nippon Telegraph & Telephone Corp., Sponsored ADR	30,050	696,559
Oi SA, Sponsored ADR	3,370	50,044
Portugal Telecom SGPS SA, Sponsored ADR	15,030	64,178
PT Telekomunikasi Indonesia, Sponsored ADR	8,320	323,066
Telecom Italia S.p.A., Sponsored ADR	13,160	106,859
Telefonica Brasil SA, Sponsored ADR	9,071	211,808
Telefonica SA, Sponsored ADR	61,760	700,976
Telus Corp.	9,390	575,607
		4,799,416

ELECTRIC UTILITIES (1.2%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	65,773
Companhia Energetica de Minas Gerais, Sponsored ADR	22,586	429,360
CPFL Energia SA, Sponsored ADR	7,930	183,500
Enersis SA, Sponsored ADR	13,280	219,784
Korea Electric Power Corp., Sponsored ADR(a)	19,670	217,353
		1,115,770

ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	34,880	605,168
NIDEC Corp., Sponsored ADR	8,470	165,673
		770,841

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Kyocera Corp., Sponsored ADR	3,120	249,039

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
Panasonic Corp., Sponsored ADR	28,460	$196,943
		445,982

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,940	112,543

FOOD & STAPLES RETAILING (0.7%)
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	3,960	161,924
Delhaize Group, Sponsored ADR	3,110	111,494
Tim Hortons, Inc.	6,670	354,310
		627,728

FOOD PRODUCTS (3.0%)
BRF-Brasil Foods SA, Sponsored ADR	27,500	395,450
Unilever NV, NY Shares	36,560	1,266,804
Unilever PLC, Sponsored ADR	30,484	1,091,632
		2,753,886

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	13,000	228,930
Smith & Nephew PLC, Sponsored ADR	7,240	369,312
		598,242

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	6,790	489,084
Shire PLC, Sponsored ADR	5,850	504,153
		993,237

HOTELS, RESTAURANTS & LEISURE (0.2%)
InterContinental Hotels Group PLC, Sponsored ADR	7,560	186,732

HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares	17,855	392,989

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,340	128,448
Empresa Nacional de Electricidad SA, Sponsored ADR	6,730	336,433
		464,881

INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	14,940	1,265,269

INSURANCE (2.3%)
Aegon NV, NY Shares	14,094	64,128
Aviva PLC, Sponsored ADR	19,800	183,546
China Life Insurance Co., Ltd., Sponsored ADR	18,580	766,053
Manulife Financial Corp.	26,030	279,042
Prudential PLC, Sponsored ADR	22,810	542,422
Sun Life Financial, Inc.	11,750	254,740
		2,089,931

MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	4,370	205,914

MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,540	185,645

MEDIA (2.1%)
Grupo Televisa SA, Sponsored ADR	22,110	503,887
Pearson PLC, Sponsored ADR	22,700	426,306
Shaw Communications, Inc., Class B	13,180	257,274
Thomson Reuters Corp.	11,218	317,581
WPP PLC, Sponsored ADR	5,870	373,156
		1,878,204

METALS & MINING (10.7%)
Agnico-Eagle Mines Ltd.	2,500	109,575
Alumina Ltd., Sponsored ADR	2,600	7,358
AngloGold Ashanti Ltd., Sponsored ADR	9,340	317,653
ArcelorMittal, NY Shares	9,980	158,682
Barrick Gold Corp.	15,970	525,094
BHP Billiton Ltd., Sponsored ADR	24,540	1,627,984
BHP Billiton PLC, Sponsored ADR	16,150	940,899
Cameco Corp.	5,610	117,249
Companhia Siderurgica Nacional SA, Sponsored ADR	20,500	106,190
Compania de Minas Buenaventura SA, Sponsored ADR	8,520	310,298
Eldorado Gold Corp.	9,050	97,831
Gerdau SA, Sponsored ADR	24,500	222,950
Gold Fields Ltd., Sponsored ADR	17,110	220,719
Goldcorp, Inc.	12,597	453,996
IAMGOLD Corp.	6,470	72,076
Kinross Gold Corp.	16,860	140,107
POSCO, Sponsored ADR	10,400	827,112
Randgold Resources Ltd., Sponsored ADR	1,580	141,378
Rio Tinto PLC, Sponsored ADR	20,242	935,383
Silver Wheaton Corp.	4,820	132,743
Southern Copper Corp.	4,273	137,932
Teck Resources Ltd.	6,183	173,309
Vale SA, Sponsored Preferred ADR	25,070	452,514
Vale SA, Sponsored Preferred ADR	75,480	1,338,260
Yamana Gold, Inc.	12,420	183,940
		9,751,232

MULTI-UTILITIES (1.2%)
National Grid PLC, Sponsored ADR	14,720	763,968
Transalta Corp.	15,970	248,972
Veoilia Environnement, Sponsored ADR	7,710	87,740
		1,100,680

OFFICE ELECTRONICS (0.8%)
CANON, Inc., Sponsored ADR	20,630	690,074

OIL, GAS & CONSUMABLE FUELS (20.0%)
BP PLC, Sponsored ADR	47,610	1,899,639
Canadian Natural Resources Ltd.	15,260	415,835
Cenovus Energy, Inc.	11,360	346,594
China Petroleum & Chemical Corp., ADR	6,950	625,291
CNOOC Ltd., Sponsored ADR	5,722	1,146,117
Ecopetrol SA, Sponsored ADR	8,570	490,461
Enbridge, Inc.	16,530	675,416
EnCana Corp.	9,950	221,388
Enerplus Corp.	2,060	28,881
ENI S.p.A., Sponsored ADR	22,730	937,385
Imperial Oil Ltd.	5,840	250,361
Nexen, Inc.	5,670	144,018
Penn West Petroleum Ltd.	5,800	78,938
PetroChina Co., Ltd., Sponsored ADR	8,495	1,061,365
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,910	685,283
Petroleo Brasileiro SA, Sponsored ADR	74,240	1,412,787
Royal Dutch Shell PLC, Class B, Sponsored ADR	20,540	1,449,302
Royal Dutch Shell PLC, Sponsored ADR	29,290	1,997,578
Sasol Ltd., Sponsored ADR	11,990	497,465
Statoil ASA, Sponsored ADR	17,707	421,250
Suncor Energy, Inc.	21,938	669,987

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward International Enhanced Index Fund

	Shares	Value
Talisman Energy, Inc.	12,700	$157,099
Total SA, Sponsored ADR	36,120	1,659,714
TransCanada Corp.	15,840	719,928
Ultrapar Participacoes SA, Sponsored ADR	11,190	261,958
		18,254,040

PHARMACEUTICALS (0.5%)
Elan Corp. PLC, Sponsored ADR(a)	14,040	162,162
Valeant Pharmaceuticals International, Inc.(a)	6,410	304,860
		467,022

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	14,412	487,270

ROAD & RAIL (1.3%)
Canadian National Railway Co.	9,830	865,826
Canadian Pacific Railway Ltd.	3,760	305,124
		1,170,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	6,750	25,717
ADVANTEST Corp., Sponsored ADR	1,795	22,725
ARM Holdings PLC, Sponsored ADR	7,120	184,977
ASML Holding NV, NY Shares	8,045	462,587
STMicroelectronics NV, NY Shares	6,060	32,482
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	182,568	2,550,475
United Microelectronics Corp., Sponsored ADR	22,139	48,042
		3,327,005

SOFTWARE (1.6%)
Infosys Technologies Ltd., Sponsored ADR	11,830	468,231
SAP AG, Sponsored ADR	15,300	969,408
		1,437,639

TEXTILES APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	2,700	75,978
Luxottica Group S.p.A., Sponsored ADR	4,250	145,010
		220,988

WIRELESS TELECOMMUNICATION SERVICES (9.9%)
America Movil SA, Sponsored ADR, Series L	79,510	2,122,122
China Mobile Ltd., Sponsored ADR	40,370	2,346,304
China Telecom Corp. Ltd., Sponsored ADR	4,480	233,094
Chunghwa Telecom Co., Ltd., Sponsored ADR	22,625	671,284
Mobile TeleSystems, Sponsored ADR	11,725	222,189
NTT DoCoMo, Inc., Sponsored ADR	29,850	498,495
Philippine Long Distance Telephone Co., Sponsored ADR	3,500	228,550
Rogers Communications, Inc., Class B	10,900	427,389
Tim Participacoes SA, Sponsored ADR	5,700	120,555
Vodafone Group PLC, Sponsored ADR	76,333	2,194,574
		9,064,556
TOTAL COMMON STOCKS		90,258,990

MONEY MARKET FUND (0.9%)
Fifth Third Institutional Government Money Market Fund, 0.01%(b)	827,815	827,815

TOTAL MONEY MARKET FUND		827,815

TOTAL INVESTMENTS (COST $103,339,972) 99.8%		91,086,805
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		158,649

NET ASSETS 100.0%		$91,245,454

(a) Represents non-income producing security.

(b) Variable rate security. Rate shown represents the rate as of July 31, 2012.

ADR - American Depositary Receipt

PLC - Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Select Bond Fund

	Principal Amount	Value
CORPORATE BONDS (46.5%)
CAPITAL MARKETS (3.3%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	$1,500,000	$1,792,366
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,535,195
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,071,744
		4,399,305

CHEMICALS (2.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,119,310
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,116,684
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,393,207
		3,629,201

COMMERCIAL BANKS (6.1%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,067,394
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,647,642
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,113,844
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100) (a)	1,150,000	1,158,182
National City Corp., 4.90%, 1/15/15	1,000,000	1,092,366
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,184,423
		8,263,851

COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	588,557

CONSUMER FINANCE (1.6%)
Caterpillar Financial Services, 2.85%, 6/1/22	1,000,000	1,047,216
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,039,485
		2,086,701

CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,082,680

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	464,452

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,402,090
Citigroup, Inc., 4.88%, 5/7/15	500,000	520,998
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,526,130
		3,449,218

ELECTRIC UTILITIES (3.1%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,385,957
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,609,170
Ohio Power Co., 5.85%, 10/1/35	1,000,000	1,230,883
		4,226,010

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	516,696
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	995,378
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,201,010
		2,713,084

FINANCIAL SERVICES (1.0%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	895,074
SLM Corp., 5.00%, 6/15/18, (Callable 12/15/12 @ 100)	500,000	492,048
		1,387,122

FOOD PRODUCTS (3.8%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,725,615
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,674,718
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,728,522
		5,128,855

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Baxter International, Inc., 4.50%, 8/15/19	1,000,000	1,159,703

HOUSEHOLD PRODUCTS (0.4%)
Kimberly-Clark Corp., 2.40%, 3/1/22	585,000	596,573

INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	841,177

INSURANCE (5.1%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,554,632
Allstate Corp., 5.00%, 8/15/14	500,000	543,235
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,150,408
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	936,207
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,551,978
Prudential Financial, Inc., 4.75%, 6/13/15	1,000,000	1,082,178
		6,818,638

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35 (a)	1,000,000	870,376
Wells Fargo Mortgage Backed Securities, 4.43%, 10/25/33 (a)	290,262	293,526
		1,163,902

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.7%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12	89,000	75,882
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 12/15/12 @ 100)	73,000	63,039
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 12/15/12 @ 100)	106,000	91,536
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 12/15/12 @ 100)	63,000	54,404
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 12/15/12 @ 100)	90,000	77,363
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/12 @ 100)	63,000	54,156
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 10/21/12 @ 100) (d)(e)	152,000	66,121
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 10/21/12 @ 100) (d)(e)	101,000	43,936

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Select Bond Fund

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS(b)(c) (continued)
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 10/21/12 @ 100) (d)(e)	$203,000	$88,306
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 10/21/12 @ 100) (d)(e)	212,000	91,868
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 10/21/12 @ 100) (d)(e)	46,000	20,010
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 10/21/12 @ 100) (d)(e)	86,000	37,306
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 1/12/13 @ 100) (d)(e)	29,000	7,272
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 1/12/13 @ 100) (d)(e)	71,000	17,849
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 1/12/13 @ 100) (d)(e)	74,000	18,603
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 1/12/13 @ 100) (d)(e)	87,000	21,871
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 1/12/13 @ 100) (d)(e)	90,000	22,533
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 1/12/13 @ 100) (d)(e)	23,000	5,775
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 1/12/13 @ 100) (d)(e)	121,000	30,309
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (d)	44,000	443
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 9/21/12 @ 100) (d)	111,000	1,120
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 9/21/12 @ 100) (d)	147,000	1,477
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 9/21/12 @ 100) (d)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 9/21/12 @ 100) (d)	158,000	1,592
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 9/21/12 @ 100) (d)	165,000	1,661
		895,967

OIL & GAS - INTEGRATED (2.0%)
ConocoPhillips, 4.60%, 1/15/15	500,000	549,469
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,446,120
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	629,902
		2,625,491

OIL, GAS & CONSUMABLE FUELS (2.7%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	1,000,000	1,082,924
Gulf South Pipeline, 4.00%, 6/15/22, (Callable 3/15/22 @ 100) (b)	1,500,000	1,510,720
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,073,819
		3,667,463

ROAD & RAIL (0.6%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	758,069

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,054,772
Applied Materials, Inc., 7.13%, 10/15/17	500,000	626,584
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,585,851
		3,267,207

SPECIALTY RETAIL (0.8%)
Lowe's Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,107,944

UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,759,535
Verizon New England, Inc., 4.75%, 10/1/13	500,000	523,617
		2,283,152

TOTAL CORPORATE BONDS		62,604,322

U.S. GOVERNMENT AGENCIES (9.7%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,079,610

Federal Home Loan Bank
3.50%, 7/29/21	2,000,000	2,256,738
4.75%, 6/8/18	2,000,000	2,417,284
		4,674,022

Federal National Mortgage Assoc.
1.63%, 10/26/15	2,000,000	2,080,536
2.38%, 4/11/16	2,000,000	2,133,386
5.24%, 8/7/18, (Callable 8/7/13 @ 100)	2,020,000	2,116,748
		6,330,670
TOTAL U.S. GOVERNMENT AGENCIES		13,084,302

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (26.5%)
Federal Home Loan Mortgage Corp.
2.28%(a), 1/1/35	451,811	469,888
4.00%, 12/15/25	2,500,000	2,843,702
5.00%, 7/15/19	443,637	475,047
5.00%, 11/1/37	380,987	410,086
5.50%, 3/1/23	380,832	419,179
5.50%, 4/1/30	430,479	473,893
5.67%(a), 5/1/36	451,969	490,823
5.95%(a), 10/1/37	305,494	329,580
6.00%, 9/1/34	471,574	523,700
6.00%, 8/1/36	45,910	50,698
6.00%, 3/1/38	360,310	396,422
		6,883,018

Federal National Mortgage Assoc.
0.67%(a), 11/25/36	684,739	686,809
2.16%(a), 3/1/35	120,714	126,697
2.23%(a), 7/1/34	114,492	116,624
2.30%(a), 7/1/35	2,547,554	2,703,310
2.95%(a), 5/1/36	405,250	426,710
5.00%, 10/1/24	265,101	292,605
5.00%, 1/1/30	579,039	632,419

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Select Bond Fund

	Shares or Principal Amount	Value
5.00%, 1/1/35	$575,623	$628,688
5.50%, 12/1/34	492,451	542,115
5.50%, 2/1/35	23,497	25,963
5.50%, 5/1/36	712,882	784,776
5.50%, 8/1/36	169,881	187,013
5.50%, 9/1/36	133,134	145,105
5.50%, 12/1/36	873,711	959,913
5.50%, 9/1/37	667,210	734,498
5.68%(a), 7/1/36	1,536,527	1,682,744
5.83%(a), 10/1/36	393,816	427,468
6.00%, 3/1/36	627,481	687,778
6.00%, 6/1/36	1,671,076	1,831,657
6.00%, 9/1/36	360,540	397,326
6.00%, 5/1/37	254,995	281,092
6.50%, 2/1/36	365,603	416,260
		14,717,570

Government National Mortgage Assoc.
4.25%, 10/20/38	1,601,265	1,725,354
4.50%, 8/20/38	1,051,949	1,128,124
4.50%, 5/20/39	3,162,736	3,500,007
4.50%, 6/15/40	1,815,944	2,007,186
4.50%, 1/20/41	2,999,034	3,187,411
5.00%, 5/20/40	1,004,734	1,071,808
5.50%, 12/20/38	271,425	292,631
5.50%(a), 1/20/39	400,173	427,091
6.00%, 1/15/26	1,066	1,193
6.00%, 12/15/28	624	708
6.00%, 3/15/29	1,124	1,274
6.00%, 11/15/31	1,653	1,884
6.00%, 6/15/37	218,385	246,152
6.00%, 10/15/37	257,173	289,989
6.50%, 10/20/38	232,880	260,084
		14,140,896
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		35,741,484

U.S. TREASURY OBLIGATIONS (15.5%)
U.S. Treasury Notes
2.00%, 4/30/16	3,000,000	3,178,359
2.00%, 11/15/21	5,000,000	5,257,810
2.00%, 2/15/22	7,000,000	7,344,533
2.13%, 5/31/15	1,500,000	1,577,812
3.13%, 5/15/19	3,000,000	3,435,936
TOTAL U.S. TREASURY OBLIGATIONS		20,794,450

MONEY MARKET FUND (1.1%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	1,435,324	1,435,324
TOTAL MONEY MARKET FUND		1,435,324

TOTAL INVESTMENTS (COST $127,868,085) 99.3%		133,659,882
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,005,056
NET ASSETS 100.0%		$134,664,938

(a) Variable rate security. Rate shown represents the rate as of July 31, 2012.

(b) The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c) Security was valued in good faith under procedures established by the Board of Directors.

(d) In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to July 31, 2012.

(e) The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC      Limited Liability Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2012 (Unaudited)

Steward Global Equity Income Fund

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (4.2%)
General Dynamics Corp.	36,570	$2,320,001
Lockheed Martin Corp.	13,910	1,241,746
Raytheon Co.	30,980	1,718,770
		5,280,517

BEVERAGES (1.7%)
Coca-Cola Co.	25,780	2,083,024

CHEMICALS (1.6%)
Sensient Technologies Corp.	54,670	1,938,051

COMMERCIAL BANKS (7.8%)
Banco de Chile, Sponsored ADR	42,162	3,602,321
Bank of Nova Scotia	58,900	3,073,991
Cullen/Frost Bankers, Inc.	25,180	1,392,706
Tompkins Financial Corp.	43,260	1,698,388
		9,767,406

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Landauer, Inc.	20,410	1,162,554

DISTRIBUTORS (3.1%)
Genuine Parts Co.	60,850	3,896,225

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
BCE, Inc.	66,560	2,831,462

ELECTRIC UTILITIES (3.7%)
CPFL Energia SA, Sponsored ADR	99,380	2,299,653
PPL Corp.	81,130	2,344,657
		4,644,310

ELECTRICAL EQUIPMENT (2.8%)
Hubbell, Inc., Class B	42,660	3,510,065

FOOD & STAPLES RETAILING (2.3%)
Delhaize Group, Sponsored ADR	20,680	741,378
SYSCO Corp.	71,000	2,086,690
		2,828,068

FOOD PRODUCTS (6.1%)
Campbell Soup Co.	46,100	1,526,371
ConAgra Foods, Inc.	53,040	1,309,558
H.J. Heinz Co.	37,170	2,052,156
Unilever PLC, Sponsored ADR	77,440	2,773,126
		7,661,211

GAS UTILITIES (1.5%)
AGL Resources, Inc.	46,500	1,883,250

HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Baxter International, Inc.	23,160	1,355,092
Medtronic, Inc.	62,060	2,446,405
STERIS Corp.	45,960	1,384,775
		5,186,272

HEALTH CARE TECHNOLOGY (0.7%)
Computer Programs & Systems, Inc.	18,080	894,960

HOTELS, RESTAURANTS & LEISURE (2.8%)
McDonald's Corp.	38,670	3,455,551

HOUSEHOLD PRODUCTS (1.3%)
Kimberly-Clark Corp.	18,840	1,637,384

INDUSTRIAL CONGLOMERATES (1.9%)
Siemens AG, Sponsored ADR	27,330	2,314,578

IT SERVICES (5.2%)
Accenture PLC, Class A	42,810	2,581,443
Automatic Data Processing, Inc.	45,800	2,589,990
Broadridge Financial Solutions, Inc.	63,870	1,352,128
		6,523,561

LEISURE EQUIPMENT & PRODUCTS (3.2%)
Mattel, Inc.	112,330	3,950,646

MEDIA (4.6%)
Meredith Corp.	56,260	1,858,831
Shaw Communications, Inc., Class B	104,800	2,045,696
WPP PLC, Sponsored ADR	29,560	1,879,129
		5,783,656

METALS & MINING (3.0%)
BHP Billiton Ltd., Sponsored ADR	16,030	1,063,430
Companhia Siderurgica Nacional SA, Sponsored ADR	334,910	1,734,834
Vale SA, Sponsored Preferred ADR	52,010	922,137
		3,720,401

MULTI-UTILITIES (0.7%)
SCANA Corp.	17,170	844,249

OFFICE ELECTRONICS (1.5%)
CANON, Inc., Sponsored ADR	56,570	1,892,267

OIL, GAS & CONSUMABLE FUELS (13.9%)
Chevron Corp.	22,800	2,498,424
China Petroleum & Chemical Corp., ADR	31,600	2,843,052
CNOOC Ltd., Sponsored ADR	15,743	3,153,323
Ecopetrol SA, Sponsored ADR	31,370	1,795,305
Enbridge, Inc.	63,130	2,579,492
Royal Dutch Shell PLC, Class B, Sponsored ADR	27,180	1,917,821
TransCanada Corp.	56,680	2,576,106
		17,363,523

PERSONAL PRODUCTS (1.3%)
Avon Products, Inc.	103,560	1,604,144

PHARMACEUTICALS (2.6%)
Abbott Laboratories	48,440	3,212,056

REAL ESTATE INVESTMENT TRUST (5.9%)
LTC Properties, Inc.	51,900	1,852,830
Public Storage, Inc.	18,020	2,684,079
Senior Housing Properties Trust	58,840	1,338,610
Urstadt Biddle Properties, Inc., Class A	74,950	1,423,300
		7,298,819

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.5%)
Intel Corp.	112,500	2,891,250
Linear Technology Corp.	36,070	1,163,258
Microchip Technology, Inc.	85,390	2,850,318
		6,904,826

SOFTWARE (2.5%)
Microsoft Corp.	88,060	2,595,128
Quality Systems, Inc.	33,850	547,016
		3,142,144

THRIFTS & MORTGAGE FINANCE (0.8%)
Northwest Bancshares, Inc.	85,200	992,580

TOTAL COMMON STOCKS		124,207,760

MONEY MARKET FUND (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.01%(a)	444,805	444,805
TOTAL MONEY MARKET FUND		444,805

TOTAL INVESTMENTS (COST $114,508,470) 99.9%		124,652,565
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		76,510
NET ASSETS 100.0%		$124,729,075

(a) Variable rate security. Rate shown represents the rate as of July 31, 2012.

ADR - American Depositary Receipt

PLC - Public Limited Company

At July 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Steward Large Cap Enhanced Index Fund	151,283,148	29,104,811	(12,339,144)	16,765,667
Steward International Enhanced Index Fund	105,343,449	4,513,377	(18,769,834)	(14,256,457)
Steward Select Bond Fund	128,020,945	7,435,526	(1,796,589)	5,638,937
Steward Global Equity Income Fund	114,762,246	16,072,159	(6,181,840)	9,890,319

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2012

(Unaudited)

1) Portfolio Valuation:

Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consist of four Funds - Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. The Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund's investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Advisor”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church bonds.

When a church bond becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market

-	the transaction price of any recent sales or purchases of the security

-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-	the estimated value of the underlying collateral

-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-	any current independent appraisal values

-	any current listing price of the underlying property

-	index adjusted appraisal values based on published real estate sources

-	estimated costs associated with the disposition of the property (7.00% - 8.00%)

-	risk adjusted discount rate (4.95% - 6.50%)

-	estimated time to sell in years (1 – 3 years)

-	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

(A) Accounting principles generally accepted in the United States of America establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1 and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as on July 31, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$167,133,947	$-	$-	$167,133,947
Money Market Fund	914,867	-	-	914,867
Total	168,048,814	-	-	168,048,814

Steward Small Mid-Cap Enhanced Index Fund
Security Type
Common Stocks*	96,324,962	-	-	96,324,962
Right*	-	90	-	90
Money Market Fund	53,529	-	-	53,529
Total	96,378,491	90	-	96,378,581

Steward International Enhanced Index Fund
Security Type
Common Stocks*	90,258,990	-	-	90,258,990
Money Market Fund	827,815	-	-	827,815
Total	91,086,805	-	-	91,086,805

Steward Select Bond Fund
Security Type
Corporate Bonds*	-	61,708,355	895,967	62,604,322
U.S. Government Agencies	-	13,084,302	-	13,084,302
U.S. Government Agency Mortgage-Backed Obligations	-	35,741,484	-	35,741,484
U.S. Treasury Obligations	20,794,450	-	-	20,794,450
Money Market Fund	1,435,324	-	-	1,435,324
Total	22,229,774	110,534,141	895,967	133,659,882

Steward Global Equity Income Fund
Security Type
Common Stocks*	124,207,760	-	-	124,207,760
Money Market Fund	444,805	-	-	444,805
Total	124,652,565	-	-	124,652,565

* Please refer to the Schedule of Portfolio Investments to view common stock, preferred stock, right and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2012	$931,144
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	(35,177)
Realized Gain / (Loss)	-
Net Purchases	-
Net Sales / Maturities	-
Transfers In to Level 3	-
Transfers Out of Level 3	-
Balance as of July 31, 2012	$895,967

The Funds recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between levels as of July 31, 2012 from the valuation input levels used on April 30, 2012.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (‘‘ASU 2011-04’’) ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.’’ ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements other than enhanced disclosures.

(B) For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to July 31, 2012 and has concluded no such events require adjustment or disclosure as of July 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__ STEWARD FUNDS, INC._____________________________________

By (Signature and Title) /s/ Edward L. Jaroski

Edward L. Jaroski, President

Date __________September 24, 2012___________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward L. Jaroski

Edward L. Jaroski, President

Date __________September 24, 2012___________________________________________

By (Signature and Title) /s/ Carla Homer

Carla Homer, Treasurer

Date __________September 24, 2012___________________________________________